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Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, New York 10153

July 19, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20002
Attn: Mr. Christian Windsor

Re:	Refco Inc. Registration Statement on Form S-1 File No. 333-123969

        Dear Mr. Windsor:

        On behalf of our client, Refco Inc. (the "Company"), we are transmitting herewith via the EDGAR system for filing with the Commission Amendment No. 3 (the "Amendment") to the Registration Statement on Form S-1 (the "Registration Statement") of the Company (File No. 333-123969), together with exhibits thereto.

        Set forth below in bold are each of the comments in the Staff's letter of July 15, 2005. Immediately following each of the Staff's comments is the Company's response to that comment, including where applicable, a cross-reference to the location of changes made in response to the Staff's comment. For your convenience, each of the numbered paragraphs below corresponds to the numbered comment in the Staff's comment letter and includes the caption used in the comment letter.

  General

1.
We note your response to prior comment numbers 1, 6 and 7. We look forward to your updating the disclosure when you have more responsive information, and we encourage you to update the disclosure as soon as possible. Please note that we may raise additional comments and may need time to review the changed disclosure.

    The Company acknowledges the Staff's comment.

2.
In your response to prior comment number 9, you indicated that Refco may issue additional unregistered securities as part of the reincorporation. For issuances other than those describe on page 108, please provide the staff with your analysis of the exemptions which you relied or will rely upon and your analysis as to why those issuances should not be integrated with the present offering.

    The Company confirms to the Staff that the Company will make no issuances of unregistered securities in connection with the reincorporation other than those described on page 117. The Company has revised Item 15 of Part II of the Registration Statement to describe the issuances that the Company plans to undertake in connection with the reincorporation. See page II-3.

3.
Please revise to comply with the updating requirements of Rule 3-12(g) of Regulation S-X in your next amendment. Be sure to also include other amounts, such as the amounts of the revolver, term loan and subordinated notes in the diagram on page 109.

    The Company has disclosed the information required by Rule 3-12(g) of Regulation S-X and has updated the information in the diagram on page 118.

  Risk Factors

  Our substantial indebtedness . . ., Page 25

4.
We note your response to prior comment number 3. Please revise to provide a more expansive discussion regarding your cash flows. In particular, please disclose your operational cash flows generated in the last fiscal year and any stub periods. Also, if you intend to issue additional debt as part of the recapitalization transactions, please reflect the additional debt service obligations in this risk factor.

    The Company has complied with the Staff's comment by disclosing its operational cash flows for the fiscal year ended February 28, 2005 and the three months ended May 31, 2005. See page 26. The Company advises the Staff that it does not intend to issue additional debt as part of the recapitalization transactions.

  Business, page 77
  Legal Proceedings, page 89

5.
We note your response to prior comment number 5. Please revise your disclosure, in light of recent press releases, to include information consistent with Item 103 of Regulation S-K.

    The Company has complied with the Staff's comment by including the requested disclosure. See pages 102 and F-59.

        We would very much appreciate receiving the Staff's comments, if any, with respect to the Amendment as promptly as applicable. If it would expedite the review of the information provided herein, please do not hesitate to call the undersigned at (212) 310-8971.

Sincerely yours,
/s/ Alexander D. Lynch
Alexander D. Lynch

cc:    Phillip R. Bennett

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